Schedule of Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2010	Jun. 30, 2011 Restated	Dec. 31, 2011 Restated	Dec. 31, 2012 Operating Real Estate - Discontinued Operations	Dec. 31, 2010 Operating Real Estate - Discontinued Operations	Dec. 31, 2011 Operating Real Estate - Discontinued Operations Restated
Rental income													$ 17,081	$ 1,708		$ 1,899		$ 427	$ 136
Total Expenses													66,118	30,901		30,327	66	537	208
Impairment																		260
Net gain on sale																			61
Other Income													5,312	(35,676)		36,204	(2)	27
Income (loss) from discontinued operations	$ 18,461	$ 10,974	[1]	$ 6,620	[1]	$ 3,113	[1]	$ 554	$ 22	[1]	$ 20	[1]	$ 39,168	$ (343)	$ (35) [2]	$ 561	$ (68)	$ (343)	$ (11)

[1]	(A) The Income Available for Common Stockholders shown agrees with Newcastle's quarterly report(s) on Form 10-Q as filed with the Securities and Exchange Commission. However, individual line items may vary from such report(s) due to the operations of properties sold, or classified as held for sale, during subsequent periods being retroactively reclassified to Income for Discontinued Operations for all periods presented (Note 9).
[2]	(C) Restated to correct the recording of the deconsolidation of CDO V as discussed in Note 3.